Other Income (Expense), Net Other Income (Expense), Net Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Other Income and Expenses [Abstract]
Excise tax expense	$ 31	$ 28
Pre-tax gain on sale of investment	14	0	5
Investment impairment charges	$ 0	$ 0	$ 5